Exhibit 99.1

Deloitte & Touche LLP Harborside Plaza 10, Suite 400 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Service Properties Trust 255 Washington Street, Suite 300 Newton, Massachusetts 02458

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of mortgaged properties in connection with the proposed offering of SVC Net-Lease Mortgage Notes, Series 2023-1. Service Properties Trust (the “Company”) is responsible for the information provided to us, including the information set forth in the June 2022 Statistical Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the June 2022 Statistical Data File. Additionally, Morgan Stanley & Co. LLC (“Morgan Stanley”) and Goldman Sachs & Co. LLC (together with the Company and Morgan Stanley, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

Representatives of Morgan Stanley, on behalf of the Company, provided us with (i) on September 20, 2022, a computer-generated data file and related record layout containing data, as represented to us by the Company, as of the close of business June 30, 2022, with respect to 237 mortgaged properties and the related tenant leases (the “Initial June 2022 Statistical Data File”); and (ii) on September 8, 2022, a listing (the “June 2022 Sample Listing”) containing 120 mortgaged properties included on the Initial June 2022 Statistical Data File (the “June 2022 Sample Properties”). We make no representations as to the selection criteria used in determining the June 2022 Sample Properties.

Further, on November 4, 2022, representatives of Morgan Stanley, on behalf of the Company provided us with a supplemental data file (the “Supplemental June 2022 Data File”) containing the most recent aggregate unit FCCR, industry sector and industry for each of the 237 mortgaged properties set forth on the Initial June 2022 Statistical Data File. At the Company’s instruction, we adjusted the Initial June 2022 Statistical Data File with the corresponding information set forth on the Supplemental June 2022 Data File. The Initial June 2022 Statistical Data File, as adjusted, is hereinafter referred to as the “June 2022 Statistical Data File.”

At the Company’s instruction, we performed certain comparisons and recomputations for each of the Sample Properties relating to the mortgaged property characteristics (the “Characteristics”) set forth on the June 2022 Statistical Data File and indicated below.

Characteristics

1.       Property ID (for informational purposes only)

2.       Property city

3.       Property state

4.       Building age

5.       Consolidated appraised value

6.       Building area (sq. ft.)

7.       Land area (sq. ft.)

8.       Property acquisition date

9.       Property zip code

10.     Tenant

11.     Guarantor

12.     Master lease (yes/no)

13.     Lease term start date

14.     Lease expiration year

15.     Original lease term (years)

16.     Renewal option term

17.     Number of renewals remaining

18.       Date of last bump in rent

19.       Date of next bump in rent

20.       Rent increase type

21.       Rent bump % cap

22.       Tenant purchase option (yes/no)

23.       Next lease renewal option date

24.       Concept

25.       Annualized minimum rent payment

26.       Lease type

27.       Most recent aggregate unit FCCR

28.       Industry sector

29.       Industry

30.       Rating category

31.       Credit rating

32.       Remaining term (years)

33.       Seasoning (years)

34.       Unit rent/unit sales ratio

We compared Characteristics 2. through 8. to the corresponding information set forth on or derived from the “Appraisal.”

We compared Characteristics 9. through 26. to the corresponding information set forth on or derived from the lease agreement, master lease agreement or any amendments thereto (collectively, the “Lease Agreement”).

We compared Characteristic 27. to the corresponding information set forth on a query, provided to us by the Company on September 19, 2022, from the Company’s accounting system (the “June 2022 SVC Quarterly Coverage Query”).

At the instruction of the Company, we accessed the “US Census Bureau Website” (http://www.census.gov/naics/) on a November 7, 2022. Using the NAICS industry group code and NAICS industry sector code (each as set forth on the Statistical Data File), we compared Characteristics 28. and 29. to the corresponding information set forth on the US Census Bureau Website.

We compared Characteristic 30. and 31. to the corresponding information set forth on the “Rating Spreadsheet” provided to us by Morgan Stanley, on behalf of the Company, on September 28, 2022.

We compared Characteristic 32. to the number of years from (i) June 30, 2022 through (ii) the lease expiration date (as set forth on the Lease Agreement).

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We compared Characteristic 33. to the difference between (i) the original lease term (as set forth on the Lease Agreement) and (ii) the remaining term (as determined above).

With respect to our comparison of Characteristic 34., we recomputed the unit rent/unit sales ratio by dividing (i) the annualized unit level sales (as set forth on the SVC Quarterly Coverage Query) by (ii) the annualized minimum rent payment (as set forth on the Lease Agreement.) We compared such recomputed information to the corresponding information set forth on the June 2022 Statistical Data File.

The property documents described above, including any information obtained from the indicated systems, and any other related documents used in support of the Characteristics were provided to us by representatives of the Company or by Morgan Stanley, on behalf of the Company, and are collectively referred to hereinafter as the “Property Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Property Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Property Documents. In addition, we make no representations as to whether the Property Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Properties.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the June 2022 Statistical Data File were found to be in agreement with the above mentioned Property Documents, except as described in Appendix A. Supplemental information is contained on Appendix B.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the assets or underlying documentation underlying the June 2022 Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the assets or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the June 2022 Statistical Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

January 26, 2023

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 26, 2023.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description

1	Eight differences in property zip code.
2	Five differences in guarantor.
3	Eleven differences in lease term start date.
4	Eleven differences in original lease term.
5	Seven differences in number of renewals remaining.
6	Five differences in renewal option term.
7	Twelve differences in date of last bump in rent.
8	Nine differences in date of next bump in rent.
9	One difference in tenant purchase option.
10	One difference in concept.
11	One difference in lease type.
12	Eleven differences in seasoning.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 26, 2023.

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	June 2022 Sample Property number	Characteristic	Characteristic set forth on the June 2022 Statistical Data File	Characteristic set forth on or derived from the Property Documents or Recalculated

1	415665	Property zip code	30046	30045
1	415679	Property zip code	37620	37625
1	415817	Property zip code	55807	55808
1	415840	Property zip code	77474	75402
1	415849	Property zip code	72762	72770
1	415912	Property zip code	30120	30121
1	415995	Property zip code	75061	75067
1	416011	Property zip code	37813	37814
2	415658	Guarantor	No Guarantor	AB Acquisitions LLC
2	415689	Guarantor	Rite Aid Corporation	Sonic Restaurants, Inc.
2	415888	Guarantor	No Guarantor	Jean and Mark Bernstein
2	416130	Guarantor	No Guarantor	Car Wash Partners, Inc.
2	416131	Guarantor	No Guarantor	Car Wash Partners, Inc.
3	415678	Lease term start date	2/7/2020	3/15/2021
3	415679	Lease term start date	2/7/2020	3/15/2021
3	415680	Lease term start date	2/7/2020	3/15/2021
3	415683	Lease term start date	2/7/2020	3/15/2021
3	415684	Lease term start date	7/1/2005	12/15/2004
3	415689	Lease term start date	2/7/2020	3/15/2021
3	415784	Lease term start date	6/11/2012	8/15/2012
3	415895	Lease term start date	9/1/2019	12/1/2005
3	415896	Lease term start date	9/1/2019	12/1/2005
3	415966	Lease term start date	5/1/2019	9/24/2004
3	416065	Lease term start date	6/16/2014	3/31/2014
4	415678	Original lease term	6.10 years	5 years
4	415679	Original lease term	6.10 years	5 years
4	415680	Original lease term	6.10 years	5 years
4	415683	Original lease term	6.10 years	5 years
4	415684	Original lease term	19.50 years	20.04 years
4	415689	Original lease term	6.10 years	5 years
4	415784	Original lease term	15.80 years	15.62 years
4	415895	Original lease term	21.91 years	35.66 years
4	415896	Original lease term	21.91 years	35.66 years
4	415966	Original lease term	10.41 years	25.02 years
4	416065	Original lease term	19.79 years	20 years
5	415889	Number of renewals remaining	2	5
5	415890	Number of renewals remaining	2	5
5	415891	Number of renewals remaining	2	5

Exception Description Number	Sample Property number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on the Property Documents

5	415892	Number of renewals remaining	2	5
5	415999	Number of renewals remaining	1	2
5	416000	Number of renewals remaining	1	2
5	416011	Number of renewals remaining	0	2
6	415889	Renewal option term	4th of 5, 5year option, by giving written notice of its election to exercise any Extension at least 120 days prior to the expiration of the current term. Rent shall be an amount equal to the lesser of (1) 10% of the rent in effect immediately prior to the applicable Adjustment Date, or (2) 1.25 times the product of Consumer Price Index. (1A, Sec 1-2, Pg 1); (Orig. Lse, Sec 5, Pg 3)	5, 5year option, by giving written notice of its election to exercise any Extension at least 120 days prior to the expiration of the current term. Rent shall be an amount equal to the lesser of (1) 10% of the rent in effect immediately prior to the applicable Adjustment Date, or (2) 1.25 times the product of Consumer Price Index. (1A, Sec 1-2, Pg 1); (Orig. Lse, Sec 5, Pg 3)
6	415890	Renewal option term	4th of 5, 5year option, by giving written notice of its election to exercise any Extension at least 120 days prior to the expiration of the current term. (1A, Sec 1-2, Pg 1); (Orig. Lse, Sec 5, Pg 3)	5, 5year option, by giving written notice of its election to exercise any Extension at least 120 days prior to the expiration of the current term. Rent shall be an amount equal to the lesser of (1) 10% of the rent in effect immediately prior to the applicable Adjustment Date, or (2) 1.25 times the product of Consumer Price Index. (1A, Sec 1-2, Pg 1); (Orig. Lse, Sec 5, Pg 3)
6	415891	Renewal option term	4th of 5, 5year option, by giving written notice of its election to exercise any Extension at least 120 days prior to the expiration of the current term. (1A, Sec 1-2, Pg 1); (Orig. Lse, Sec 5, Pg 3)	5, 5year option, by giving written notice of its election to exercise any Extension at least 120 days prior to the expiration of the current term. Rent shall be an amount equal to the lesser of (1) 10% of the rent in effect immediately prior to the applicable Adjustment Date, or (2) 1.25 times the product of Consumer Price Index. (1A, Sec 1-2, Pg 1); (Orig. Lse, Sec 5, Pg 3)

Exception Description Number	Sample Property number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on the Property Documents
6	415892	Renewal option term	4th of 5, 5year option, by giving written notice of its election to exercise any Extension at least 120 days prior to the expiration of the current term. (1A, Sec 1-2, Pg 1); (Orig. Lse, Sec 5, Pg 3)	5, 5year option, by giving written notice of its election to exercise any Extension at least 120 days prior to the expiration of the current term. Rent shall be an amount equal to the lesser of (1) 10% of the rent in effect immediately prior to the applicable Adjustment Date, or (2) 1.25 times the product of Consumer Price Index. (1A, Sec 1-2, Pg 1); (Orig. Lse, Sec 5, Pg 3)
6	416011	Renewal option term	0	4, 5 year extension term options
7	415684	Date of last bump in rent	7/1/2005	1/1/2015
7	415715	Date of last bump in rent	7/1/2019	N/A
7	415888	Date of last bump in rent	1/1/2022	10/1/2020
7	415889	Date of last bump in rent	11/1/2020	9/29/2020
7	415890	Date of last bump in rent	11/1/2020	9/29/2020
7	415891	Date of last bump in rent	11/1/2020	9/29/2020
7	415892	Date of last bump in rent	11/1/2020	9/29/2020
7	415925	Date of last bump in rent	6/11/2021	12/1/2021
7	415927	Date of last bump in rent	6/11/2021	12/1/2021
7	415928	Date of last bump in rent	6/11/2021	12/1/2021
7	416166	Date of last bump in rent	9/1/2020	7/1/2019
7	416167	Date of last bump in rent	9/1/2020	7/1/2019
8	415687	Date of next bump in rent	12/1/2025	1/1/2025
8	415775	Date of next bump in rent	2/12/2027	3/1/2027
8	415888	Date of next bump in rent	1/1/2026	1/1/2025
8	415889	Date of next bump in rent	11/1/2025	9/29/2025
8	415890	Date of next bump in rent	11/1/2025	9/29/2025
8	415891	Date of next bump in rent	11/1/2025	9/29/2025
8	415892	Date of next bump in rent	11/1/2025	9/29/2025
8	416166	Date of next bump in rent	9/1/2025	7/1/2024
8	416167	Date of next bump in rent	9/1/2025	7/1/2024
9	415810	Tenant purchase option	No	Yes
10	415999	Concept	Pizza Hut	Hardee's
11	415715	Lease type	Retail - Managed Net	Retail - Triple Net
12	415678	Seasoning	2.40 years	1.29 years
12	415679	Seasoning	2.40 years	1.29 years
12	415680	Seasoning	2.40 years	1.29 years
12	415683	Seasoning	2.40 years	1.29 years
12	415684	Seasoning	19.50 years	20.40 years
12	415689	Seasoning	2.40 years	1.29 years
12	415784	Seasoning	10.06 years	9.88 years
12	415895	Seasoning	2.83 years	16.58 years
12	415896	Seasoning	2.83 years	16.58 years
12	415966	Seasoning	3.16 years	17.77 years
12	416065	Seasoning	8.04 years	8.25 years

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.